Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Net current tax assets / (liabilities) in the opening balance	€ (464)	€ (168)	€ (271)
Cash tax payments	928	583	906
Change in income statement	(1,116)	(859)	(772)
Change in retained earnings	0	(11)	(38)
Changes in the scope of consolidation	19	0
Translation adjustment	(3)	5	6
Reclassifications and other items	0	(14)	1
Reclassification to assets held for sale	0	0	0
Net current tax assets / (liabilities) in the closing balance	€ (636)	€ (464)	€ (168)